SUBSEQUENT EVENT (Details) loan in Thousands, $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jan. 31, 2017 USD ($) loan
Subsequent Event [Line Items]
Loss on disposal	[1]		$ (404)	$ (3,210)	$ (452)
Subsequent event | Disposal Group, Disposed of by Sale, Not Discontinued Operations | US Mortgage Servicing Operations
Subsequent Event [Line Items]
Number of loans to be disposed of | loan						780
Loans, net						$ 97,000
Forecast | Subsequent event | Disposal Group, Disposed of by Sale, Not Discontinued Operations | US Mortgage Servicing Operations
Subsequent Event [Line Items]
Loss on disposal		$ 400
Decrease in mortgage servicing rights		$ 1,000

[1]	See Note 1 to the Consolidated Financial Statements for the adoption of ASU No. 2014-08 in the second quarter of 2014 and Note 2 for further information on significant disposals.